Equity	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
EQUITY

NOTE 21 – EQUITY

Statutory reserve

The Company is required to make appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the Board of Directors. The restricted amounts as determined pursuant to PRC statutory laws totaled $1,230,387 and $2,386,119 as of December 31, 2021 and 2020.

Shares issuances

The Company is a company limited by shares established under the laws of the British Virgin Islands with 200,000,000 common shares authorized at $0.001 par value. As of December 31, 2021 and 2020, 28,965,034 and 24,135,000 common shares were issued and outstanding.

On September 5, 2019, the Company entered into a consulting service agreement with FirstTrust Group, Inc. (“FirstTrust”), pursuant to which FirstTrust would assist the Company with strategic initiatives over the service period from August 16, 2019 to August 15, 2020. The Company issued 400,000 common shares valued at $448,000 based on the fair market price of the Company’s common shares, at $1.12 per share on September 5, 2019. The stock-based compensation is amortized over the service period. The Company recognized stock-based compensation expenses of nil, $280,000 and $168,000 for the years ended December 31, 2021, 2020 and 2019, respectively.

Pursuant to the Company’s 2018 Share Incentive Plan, on January 22, 2020, the Company’s board of directors approved the issuance of an aggregate of 685,000 common shares of the Company with a fair value of $650,750 based on the Company’s share price of $0.95 per share at the grant date, as stock-based compensation to its directors and executives in exchange for their services for the period from January 1, 2020 to December 31, 2021. For the years ended December 31, 2021 and 2020, the Company recognized stock-based compensation expenses of $325,375 and $325,375, respectively.

In addition, on February 3, 2020, the Company’s board of directors further approved the issuance of 290,000 common shares of the Company with a fair value of $333,500 based on the Company’s share price of $1.15 per share at the grant date, to award certain employees and one officer, in exchange for their services during the period from January 1, 2020 to December 31, 2021. For the years ended December 31, 2021 and 2020, the Company recognized stock-based compensation expenses of $166,750 and $166,750, respectively.

In April 2021, the Company entered into a consulting service agreement with Geniusland International Capital Ltd., (“Geniusland”) Pursuant to the agreement, Geniusland will assist the Company with strategic initiatives over the service period between January 23, 2021 to January 24, 2024. For the first year service, the Company issued 1,000,000 common shares valued at $1,330,000 based on fair market price of the Company’s common shares, at $1.33 per share on April 9, 2021. Stock-based compensation is amortized over the service period. For the year ended December 30, 2021, the Company recognized stock-based compensation expenses of $1,330,000.

	Number of shares	Weighted average grant date value
Nonvested as of December 31, 2020	-	-
Granted	1,000,000	$1,330,000
Vested	-	-
Nonvested as of December 31, 2021	1,000,000	$1,330,000

On May 11, 2021, the Company issued 75,000 common Shares to Yorkville Advisors Global LP for services rendered in connection with Company’s corporate strategy on the Nasdaq Stock Market. For the year ended December 31, 2021, the Company recognized stock-based compensation expenses of $84,637.

Conversion of convertible debentures

For the year ended December 31, 2021, the Company issued an aggregate of 3,755,034 common shares for conversion of convertible debentures based on the conversion price ranging from $0.97-$1.11. (see Note 14).